Acquisition of Taminco - Supplementary Pro Forma Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]		Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Adjustments [Member]	Dec. 31, 2012 Adjustments [Member]	Sep. 30, 2012 Pro Forma Combined [Member]	Dec. 31, 2012 Pro Forma Combined [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales	$ 144 [1]	$ 1,123	[1]	$ 951	[1]	$ 302	$ 284	$ 917	$ 711	$ 972			$ 855	$ 1,116
Net income (loss)	$ (54)	$ 30		$ 22		$ 6	$ 7	$ 1	$ (29)	$ (28)	$ (6)	$ (6)	$ (89)	$ (88)
Net income (loss) per common share:
Basic	$ (0.05)	$ 0.03		$ 0.02		$ 0.09	$ 0.14	$ 0.02	$ (0.59)	$ (0.57)			$ (1.82)	$ (1.80)
Diluted	$ (0.05)	$ 0.03		$ 0.02		$ 0.09	$ 0.14	$ 0.02	$ (0.59)	$ (0.57)			$ (1.82)	$ (1.80)

[1]	No intersegment sales exist because the majority of the product is transferred at cost and is not sold between segments with a profit.